WEBs ETF Trust

WEBs SPY Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.0%
United States – 48.0%
State Street SPDR S&P 500 ETF Trust(1)	925	$691,003
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $635,306)		691,003

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 56.0%
Time Deposits – 56.0%
Citibank, New York, 2.98% 08/03/2026(2)	$390,000	390,000
JPMorgan Chase, New York, 2.98% 08/03/2026	416,055	416,055
TOTAL TIME DEPOSITS
(Cost - $806,055)		806,055
TOTAL SHORT-TERM INVESTMENTS
(Cost - $806,055)		806,055

TOTAL INVESTMENTS – 104.0%
(Cost - $1,441,361)		1,497,058
OTHER ASSETS LESS LIABILITIES – (4.0)%		(58,259)
NET ASSETS – 100.0%		$1,438,799

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC State Street SPDR S&P 500 ETF Trust	OBFR + 1.25%	Varies(3)	USD	1,582	03/02/2027	$(57,222)

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate